                            OppenheimerFunds, Inc.
                          Two World Financial Center
                        225 Liberty Street, 11th Floor
                           New York, NY 10281-1008

Robert W. Hawkins
Vice President &
Assistant Counsel

May 1, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Integrity Funds, on behalf of Oppenheimer Core Bond
            Fund
            Post-Effective Amendment No. 48 under the Securities Act
            and Amendment No 49 under the Investment Company Act
            File Nos. 2-76547, 811-3420

To the Securities and Exchange Commission:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended
(the "Securities Act"), I hereby represent that the form of Prospectus and
Statement of Additional Information that would have been filed pursuant to
Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 48 to the Registrant's Registration
Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on April 29, 2008.

                                            Sincerely,

                                            /s/ Robert W. Hawkins

                                            ------------------------------------
                                            Robert W. Hawkins
                                            Vice President & Assistant Counsel
                                            212.323.5039
                                            bhawkins@oppenheimerfunds.com

cc:  Bell, Boyd & Lloyd
     Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann